FINANCIAL INSTRUMENTS (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial liabilities at amortized cost:
Due to the Shareholder		$ 1,037	¥ 7,153	¥ 14,050
Financial liabilities at amortised cost, class [member]
Derivatives not designated as hedging instruments：
Derivative financial liabilities (i)	[1]	119	824	1,710
Financial liabilities at amortized cost:
Trade payables		2,946	20,326	21,118
Financial liabilities in other payables and accruals		978	6,749	5,903
Dividends payable				5,048
Lease liabilities		422	2,915	2,189
Due to related companies		494	3,408	5,710
Due to the Shareholder | ¥			7,153	14,050
Due to the Shareholder | $		1,037
Interest-bearing loans and borrowings		10,729	74,000	77,000
Total		16,725	115,375	132,728
Total current		6,200	42,777	57,520
Total non-current		$ 10,525	¥ 72,598	¥ 75,208

[1]	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share.